UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:    Contour Asset Management LLC
Address: 99 Park Avenue Suite 1810
         NY, NY 10016


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William Merriman
Title: Chief Financial Officer and Chief Compliance Officer
Phone: 646 553 2492

Signature, Place, and Date of Signing:

/s/   William Merriman	 	New York, NY		May 14 2012
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	First quarter 2012

Form 13F Information Table Entry Total:  	58

Form 13F Information Table Value Total: 	1,462,525
					 	(thousands)

List of Other Included Managers: 		NONE

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FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----
ABOVENET INC		COM			00374N107	24,840		300000		SH		SOLE	NONE	SOLE
ACTIVE NETWORK INC	COM			00506D100	16,409		975000		SH		SOLE	NONE	SOLE
APOLLO GROUP INC	CL A			37604105	5,796		150000		SH	PUT	SOLE	NONE	SOLE
APPLE INC 		COM			37833900	47,964		80000		SH		SOLE	NONE	SOLE
ASPEN TECHNLGY INC	COM			45327103	39,007		1900000		SH		SOLE	NONE	SOLE
AUTODESK INC		COM			52769106	50,784		1200000		SH		SOLE	NONE	SOLE
CITRIX SYS INC		COM			177376100	29,591		375000		SH		SOLE	NONE	SOLE
CLEARWIRE CORP 		CL A			18538Q105	6,019		2640000		SH	CALL	SOLE	NONE	SOLE
CMPTER SCIENCE CORP	COM			205363104	30,838		1030000		SH	CALL	SOLE	NONE	SOLE
CMPTER SCIENCE CORP	COM			205363104	20,958		700000		SH	PUT	SOLE	NONE	SOLE
COGENT COMM GRP INC	COM			19239V302	13,261		695000		SH		SOLE	NONE	SOLE
CONSTANT CONTCT INC	COM			210313102	24,576		825000		SH		SOLE	NONE	SOLE
CORNING INC		COM			219350105	4,224		300000		SH	CALL	SOLE	NONE	SOLE
DIRECT TV		CL A			25490A101	56,741		1150000		SH	PUT	SOLE	NONE	SOLE
EBAY INC		COM			278642103	47,970		1300000		SH		SOLE	NONE	SOLE
EQUINIX INC		COM			294429105	22,830		145000		SH		SOLE	NONE	SOLE
GOOGLE INC 		CL A			38259P508	64,124		100000		SH		SOLE	NONE	SOLE
GOOGLE INC 		CL A			38259P508	51,299		80000		SH	CALL	SOLE	NONE	SOLE
GROUPON INC		CL A			399473107	5,514		300000		SH	PUT	SOLE	NONE	SOLE
INTUIT 			COM			461202103	37,299		620000		SH		SOLE	NONE	SOLE
INVENSENSE INC		COM			46123D205	6,335		350000		SH	CALL	SOLE	NONE	SOLE
ITT EDCATIONL SRVCS INC	COM			45068B109	13,228		200000		SH	PUT	SOLE	NONE	SOLE
LEVEL 3 COMM INC	COM			52729N100	30,233		1175000		SH		SOLE	NONE	SOLE
LINKEDIN CORP		CL A			53578A108	38,246		375000		SH		SOLE	NONE	SOLE
LIONS GTE ENTMNT CORP	COM			535919903	5,568		400000		SH		SOLE	NONE	SOLE
MASTERCARD INC		CL A			57636Q104	16,822		40000		SH		SOLE	NONE	SOLE
MICROSTRATEGY INC	CL A			594972408	7,700		55000		SH		SOLE	NONE	SOLE
MOTOROLA SOLTNS INC	COM			620076307	15,249		300000		SH		SOLE	NONE	SOLE
NATIONAL CNMDIA INC	COM			635309107	646		42210		SH		SOLE	NONE	SOLE
NETFLIX INC		COM			64110L106	35,662		310000		SH		SOLE	NONE	SOLE
NETFLIX INC		COM			64110L106	17,256		150000		SH	CALL	SOLE	NONE	SOLE
NXP SEMICONDCTR NV	COM			N6596X109	22,618		850000		SH		SOLE	NONE	SOLE
ORACLE CORP		COM			68389X105	51,030		1750000		SH		SOLE	NONE	SOLE
ORACLE CORP		COM			68389X105	29,160		1000000		SH	CALL	SOLE	NONE	SOLE
PARAMETRIC TECH CORP	COM			699173209	42,608		1525000		SH		SOLE	NONE	SOLE
PLANTRONICS INC NEW	COM			727493108	28,182		700000		SH		SOLE	NONE	SOLE
POLYCOM INC		COM			73172K104	24,791		1300000		SH		SOLE	NONE	SOLE
POLYCOM INC		COM			73172K104	11,442		600000		SH	CALL	SOLE	NONE	SOLE
QUALCOMM INC		COM			747525103	58,531		860000		SH		SOLE	NONE	SOLE
QUALCOMM INC		COM			747525103	13,612		200000		SH	CALL	SOLE	NONE	SOLE
RACKSPACE HOSTING INC	COM			750086100	17,337		300000		SH		SOLE	NONE	SOLE
RACKSPACE HOSTING INC	COM			750086100	23,116		400000		SH	CALL	SOLE	NONE	SOLE
RED HAT INC		COM			756577102	26,950		450000		SH		SOLE	NONE	SOLE
SANDISK CORP		COM			80004C101	42,895		865000		SH		SOLE	NONE	SOLE
SANDISK CORP		COM			80004C901	24,795		500000		SH	CALL	SOLE	NONE	SOLE
SEAGATE TECHNOLOGY 	SHS			G7945M107	35,041		1300000		SH		SOLE	NONE	SOLE
SERVICESOURCE INTL LLC	COM			81763U100	6,966		450000		SH		SOLE	NONE	SOLE
SONUS NETWORKS INC	COM			835916107	13,993		4825000		SH		SOLE	NONE	SOLE
TALEO CORP		CL A			87424N104	29,854		650000		SH		SOLE	NONE	SOLE
TIME WARNER CABLE INC	COM			88732J207	14,262		175000		SH		SOLE	NONE	SOLE
TIVO INC		COM			888706108	19,762		1648248		SH		SOLE	NONE	SOLE
TIVO INC		COM			888706908	13,189		1100000		SH	CALL	SOLE	NONE	SOLE
TK-TWO INTRACTV SFTWR	COM			874054109	33,847		2200000		SH		SOLE	NONE	SOLE
TW TELECOM INC 		COM			87311L104	19,944		900000		SH		SOLE	NONE	SOLE
VIACOM INC 		CL A			92553P102	5,197		100000		SH	CALL	SOLE	NONE	SOLE
WESTERN DIGITAL CORP	COM			958102105	22,764		550000		SH		SOLE	NONE	SOLE
YAHOO INC		COM			984332106	22,830		1500000		SH	PUT	SOLE	NONE	SOLE
ZILLOW INC		CL A			98954A107	20,820		585000		SH		SOLE	NONE	SOLE

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